Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations
Business Combinations
Acquisition of Hi-Crush Whitehall LLC and Other Assets
On February 23, 2017, the Partnership entered into a contribution agreement with our sponsor to acquire all of the outstanding membership interests in Whitehall and Other Assets, for $140,000 in cash and up to $65,000 of contingent consideration over a two-year period. The Partnership completed this acquisition on March 15, 2017.
As a result of this transaction, the Partnership's historical financial information has been recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Whitehall and Other Assets as if the combination had been in effect since inception of common control. Any material transactions between the Partnership, Whitehall and Other Assets has been eliminated. The balance of non-controlling interest as of December 31, 2016 includes the sponsor's interest in Whitehall and Other Assets prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recast net income (loss), capital transactions between the sponsor and Whitehall and Other Assets prior to March 15, 2017 have not been allocated on a recast basis to the Partnership’s unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
Acquisition of Hi-Crush Blair LLC
On August 9, 2016, the Partnership entered into a contribution agreement with our sponsor to acquire all of the outstanding membership interests in Blair, the entity that owned our sponsor’s Blair facility, for $75,000 in cash, 7,053,292 of newly issued common units in the Partnership, and payment of up to $10,000 of contingent consideration (the "Blair Contribution"). The Partnership completed the acquisition of the Blair facility on August 31, 2016. In connection with this acquisition, the Partnership incurred $850 of acquisition related costs during the year ended December 31, 2016, included in general and administrative expenses.
The contingent consideration is based on the Partnership's adjusted earnings before interest, taxes, depreciation and amortization ("Adjusted EBITDA") exceeding certain thresholds for each of the fiscal years ending December 31, 2017 and 2018. If the Partnership exceeds either or both of the respective thresholds, then it will pay an additional $5,000 for each threshold met or exceeded, for an undiscounted total of up to $10,000. As of December 31, 2016, the estimated fair value of the contingent consideration liability based on available information was $5,000, as reflected in other liabilities on our Condensed Consolidated Balance Sheet.
As a result of this transaction, the Partnership's historical financial information has been recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Blair as if the combination had been in effect since inception of common control on July 31, 2014. Any material transactions between the Partnership and Blair have been eliminated. The balance of non-controlling interest as of December 31, 2016 includes the sponsor's interest in Blair prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recast net income (loss), capital transactions between the sponsor and Blair prior to August 31, 2016 have not been allocated on a recast basis to the Partnership’s unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following table summarizes the carrying value of Blair's assets as of August 31, 2016, and the allocation of the cash consideration payable:

Net assets of Hi-Crush Blair LLC as of August 31, 2016:
Cash	$75
Inventories	6,310
Prepaid expenses and other current assets	360
Due from Hi-Crush Partners LP	406
Property, plant and equipment	125,565
Other assets	700
Accounts payable	(5,653)
Accrued liabilities and other current liabilities	(2,269)
Due to sponsor	(311)
Due to Hi-Crush Partners LP	(1,240)
Asset retirement obligation	(380)
Total carrying value of Blair's net assets	$123,563

Allocation of purchase price
Carrying value of sponsor's non-controlling interest prior to Blair Contribution	$125,571
Excess purchase price over the acquired interest (a)	(45,571)
Cost of Blair acquisition	$80,000
(a) The deemed contribution attributable to the purchase price was allocated to the common unitholders and excludes the $5,000 estimated fair value of contingent consideration payable in the future.
Acquisition of Hi-Crush Augusta LLC
On January 31, 2013, the Partnership entered into an agreement with our sponsor to acquire 100,000 preferred units in Augusta, the entity that owned our sponsor’s Augusta facility, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership.
On April 28, 2014, the Partnership acquired 390,000 common units in Augusta for cash consideration of $224,250. In connection with this acquisition, the Partnership’s preferred equity interest in Augusta was converted into 100,000 common units of Augusta. Following this transaction, the Partnership maintains a 98.0% controlling interest in Augusta’s common units, with the sponsor owning the remaining 2.0% of common units. In connection with this acquisition, the Partnership incurred $768 of acquisition related costs during the year ended December 31, 2014, included in general and administrative expenses.
The Augusta Contribution was accounted for as a transaction between entities under common control whereby Augusta's net assets were recorded at their historical cost. The difference between the consideration paid and the recast historical cost of the net assets acquired was allocated in accordance with the partnership agreement to the common and subordinated unitholders based on their respective number of units outstanding as of April 28, 2014. However, this deemed distribution did not affect the tax basis capital accounts of the common and subordinated unitholders.
The Partnership's historical financial information was recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Partnership with those of Augusta as if the combination had been in effect since inception of common control. Any material transactions between the Partnership and Augusta have been eliminated. The balance of non-controlling interest as of December 31, 2013 includes the sponsor's interest in Augusta prior to the combination. Except for the combination of the Consolidated Statements of Operations and the respective allocation of recast net income between the controlling and non-controlling interest, capital transactions between the sponsor and Augusta prior to April 28, 2014 have not been allocated on a recast basis to the common and subordinated unitholders. Such transactions are presented within the non-controlling interest column in the Consolidated Statement of Partners' Capital as the Partnership and its unitholders would not have participated in these transactions.
The following table summarizes the carrying value of Augusta's assets as of April 28, 2014, and the allocation of the cash consideration paid:

Net assets of Hi-Crush Augusta LLC as of April 28, 2014:
Cash	$1,035
Accounts receivable	9,816
Inventories	4,012
Prepaid expenses and other current assets	114
Due from Hi-Crush Partners LP	1,756
Property, plant and equipment	84,900
Accounts payable	(3,379)
Accrued liabilities and other current liabilities	(2,926)
Due to sponsor	(4,721)
Asset retirement obligation	(2,993)
Total carrying value of Augusta's net assets	$87,614

Allocation of purchase price
Carrying value of sponsor's non-controlling interest prior to Augusta Contribution	$35,951
Less: Carrying value of 2% of non-controlling interest retained by sponsor	(1,752)
Purchase price allocated to non-controlling interest acquired	34,199
Excess purchase price over the historical cost of the acquired non-controlling interest (a)	190,051
Cost of Augusta acquisition	$224,250
(a) The deemed distribution attributable to the excess purchase price was allocated to the common and subordinated unitholders based on the respective number of units outstanding as of April 28, 2014.
Recast Financial Results
The following tables present, on a supplemental basis, our recast revenues, net income (loss), net income (loss) attributable to Hi-Crush Partners LP, and net income (loss) per limited partner unit giving effect to the Augusta Contribution, Blair Contribution and Whitehall Contribution, as reconciled to the revenues, net income (loss), net income (loss) attributable to Hi-Crush Partners LP, and net income (loss) per limited partner unit.

	Year Ended December 31, 2016
	Partnership Historical	Blair through August 31, 2016	Whitehall and Other Assets	Eliminations	Partnership Recast (Supplemental)
Revenues	$204,430	$13,761	$8,275	$(22,036)	$204,430
Net income (loss)	$(81,412)	$716	$(3,778)	$(45)	$(84,519)
Net income (loss) attributable to Hi-Crush Partners LP	$(81,313)	$716	$(3,877)	$(45)	$(84,519)
Net loss per limited partner unit - basic	$(1.64)				$(1.71)

	Year Ended December 31, 2015
	Partnership Historical	Blair	Whitehall and Other Assets	Eliminations	Partnership Recast (Supplemental)
Revenues	$339,640	$—	$33,217	$(33,217)	$339,640
Net income (loss)	$28,410	$(2,619)	$1,645	$286	$27,722
Net income (loss) attributable to Hi-Crush Partners LP	$28,265	$(2,619)	$1,790	$286	$27,722
Net income per limited partner unit - basic	$0.73				$0.71

	Year Ended December 31, 2014
	Partnership Historical	Augusta	Blair	Whitehall and Other Assets	Eliminations	Partnership Recast (Supplemental)
Revenues	$365,347	$25,356	$—	$23,705	$(27,861)	$386,547
Net income (loss)	$120,484	$11,398	$(105)	$10,620	$(8,456)	$133,941
Net income (loss) attributable to Hi-Crush Partners LP	$119,941	$11,398	$(105)	$11,575	$(8,456)	$133,941
Net income per limited partner unit - basic	$3.09					$3.30